LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES
7.	LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB89,071 and RMB44,122, and corresponding current liabilities of RMB40,341 and RMB19,117 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB55,448 and RMB29,965, as of December 31, 2024 and 2025. The amount of short-term lease is not material and no variable lease cost existed for the years ended December 31, 2023, 2024 and 2025, respectively.

Lease expenses were RMB62,610, RMB48,497 and RMB38,701 for the year ended December 31, 2023, 2024 and 2025. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2025 were as follows:

As of December 31,
Year Ending December 31,	2025
2026	20,588
2027	17,481
2028	10,451
2029	3,134
Total lease payment	51,654
Less: imputed interest	2,572
Present value of minimum operating lease payments	49,082

7.	LEASES (Continued)

Right-of-use assets recorded in connection with the operating lease liabilities in non-cash transactions for the years ended December 31, 2023, 2024 and 2025 were RMB58,364, RMB58,667 and RMB5,635.

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2023, 2024 and 2025 were RMB61,952, RMB41,772 and RMB38,695. Interest expenses were RMB5,932, RMB3,761 and RMB2,794 for the year ended December 31, 2023, 2024 and 2025.

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2024	2025
Weighted-average remaining lease term	2.9years	2.7years
Weighted-average discount rate	3.8%	3.7%